Pilot plant (Tables)	9 Months Ended
Mar. 31, 2022
Pilot Plant
Disclosure of detailed information about pilot plant

As at March 31, 2022, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	1,279,723
Amortisation	(11,249,269)
Effect of movement in foreign exchange rates	213,841
Balance at March 31, 2022	2,583,036

Disclosure Of Detailed Information About Pilot Plant Operations Costs [Text Block]

6.Pilot plant – continued

Pilot plant operations costs are comprised of the following:

	Three months ended March 31,		Nine months ended March 31,
	2022	2021	2022	2021
Internet	$2,745	$2,829	$8,236	$8,486
Personnel	872,247	752,771	2,571,454	2,298,447
Reagents	305,722	46,994	1,060,045	160,607
Repairs and maintenance	63,981	12,251	247,854	71,311
Supplies	80,423	27,300	726,859	51,425
Testwork	73,890	206,302	457,106	287,923
Office trailer rental	8,064	7,275	23,557	21,220
Utilities	75,394	73,147	675,697	172,803
Foreign exchange	7,136	(25,554)	-	-
Total pilot plant operations costs	1,489,602	1,103,315	5,770,808	3,072,222